Provisions for risks and charges (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of Movement of the Provision for Risks and Charges
The following tables show the movement of the provision for risks and charges in 2022 and 2021:

(€ thousands)	Legal and fiscal risks	Leased store restoration	Refund liability returns	Other provision	Total provisions
At January 1, 2022	28,656	14,293	10,049	5,650	58,648
of which current	—	2,288	10,049	1,756	14,093
of which non-current	28,656	12,005	—	3,894	44,555
Provisions	91	2,770	2,240	2,425	7,526
Releases	(986)	(3,144)	(174)	(1,172)	(5,476)
Utilizations	(26,780)	(116)	(1,578)	(628)	(29,102)
Exchange differences	2,088	(58)	(94)	(44)	1,892
Reclassifications and other	(2,405)	1,063	(897)	2,301	62
At December 31, 2022	664	14,808	9,546	8,532	33,550
of which current	—	909	9,546	3,514	13,969
of which non-current	664	13,899	—	5,018	19,581